EQ ADVISORS TRUST

SUPPLEMENT DATED FEBRUARY 21, 2006 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED MAY 1, 2006, AS REVISED AUGUST 25, 2006 AND NOVEMBER 17, 2006

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information regarding the addition of Eagle Asset Management, Inc. (“Eagle”) and Wells Capital Management, Inc. (“Wells Capital Management”) as Advisers, effective as of December 11, 2006, to the EQ/Small Company Growth Portfolio (“Portfolio”).

In the section entitled, “Investment Management and Other Services,” in the subsection entitled, “The Manager,” in the first paragraph, Eagle is added to the list of investment advisers.

In the section entitled, “The Advisers,” the twenty-second sentence in the first full paragraph is deleted and replaced with the following:

“The Manager has entered into an Advisory Agreement on behalf of EQ/Wells Fargo Montgomery Small Cap Portfolio and EQ/Small Company Growth Portfolio with Wells Capital Management.

In the same section, the following sentence is added in the first full paragraph:

The Manager has entered into an Advisory Agreement on behalf of EQ/Small Company Growth Portfolio with Eagle.

In the same section, in the table entitled, “Calendar Year Ended December 31, 2003,” the following sentence is added to the footnote*:

No advisory fees were paid to Wells Capital Management or Eagle on behalf of EQ/Small Company Growth Portfolio during the year ended December 31, 2003.

In the same section, in the table entitled, “Calendar Year Ended December 31, 2004,” the following sentence is added to the footnote*:

No advisory fees were paid to Wells Capital Management or Eagle on behalf of EQ/Small Company Growth Portfolio during the year ended December 31, 2004.

In the same section, in the table entitled, “Calendar Year Ended December 31, 2005,” the following sentence is added to the footnote*:

No advisory fees were paid to Wells Capital Management or Eagle on behalf of EQ/Small Company Growth Portfolio during the year ended December 31, 2005.

In the same section, in the chart beginning on page 72, information relating to the Portfolio is deleted and replaced with the following:

Portfolio	Name and Control Persons of the Sub-adviser
EQ/Small Company Growth Portfolio

Bear Stearns is a wholly-owned subsidiary of the Bear Stearns Companies, Inc., a publicly held company.

Eagle Asset Management is a wholly-owned subsidiary of Raymond James Financial, Inc., a financial services firm.

Wells Capital Management is an indirect wholly-owned subsidiary of Wells Fargo & Company, a publicly held diversified financial services company.

In the section entitled, “The Administrator,” in the first full paragraph, the references to “the EQ/Small Cap Value Portfolio and the EQ/Enterprise Moderate Allocation Portfolio” are replaced with the following, “the EQ/Small Cap Value Portfolio, the EQ/Small Company Growth Portfolio and the EQ/Enterprise Moderate Allocation Portfolio.”

In the same section and paragraph, the following sentence, “The EQ/Small Cap Value Portfolio pays a fee at an annual rate of 0.15% of the Portfolio’s total average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which administrative services are provided[,]” is replaced with the following sentence, “The EQ/Small Cap Value Portfolio and the EQ/Small Company Growth Portfolio (collectively, the “Multi-Advised Portfolios”) pay a fee at an annual rate of 0.15% of the Multi-Advised Portfolios’ average daily net assets, plus $35,000 for each Multi-Advised Portfolio and $35,000 for each allocated portion of a Multi-Advised Portfolio for which administrative services are provided.”

In Appendix C, the following portfolio manager information for Wells Capital Management is added with respect to the Portfolio:

EQ ADVISORS TRUST

Portfolio Manager Information

Wells Capital Management, Inc. (“Adviser”)
Portfolio Manager

Presented below for each portfolio manager is the number of

other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each

category, as of December 31, 2006

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions]
EQ/ Small Company Growth Portfolio (“Portfolio”)
Stuart Roberts	4	$737.5	1	$61.9	8	$1.136	0	N/A	0	N/A	1	$257.6
Jerome C. Philpott	4	$737.5	1	$61.9	8	$1.136	0	N/A	0	N/A	1	$257.6

Ownership of Securities of the Portfolio as of December 31, 2006

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000

EQ/Small Company Growth Portfolio

Stuart Roberts	X

Jerome C. Philpott	X

In Appendix C, the following portfolio manager information with respect to Eagle is added with respect to the Portfolio:

EQ ADVISORS TRUST

Portfolio Manager Information

EQ/Small Company Growth Portfolio (“Portfolio”) Eagle Asset Management, Inc. (“Adviser”)
Portfolio Manager

Presented below for each portfolio manager is the number of

other accounts of the Adviser managed by the portfolio

manager and the total assets in the accounts managed within
each category, as of October 31, 2006.

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total assets [(in billions)]	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets [(in billions)]
Bert L. Boksen	11	$952	1	$35	2,253	$981	0	N/A	1	$35	0	N/A

Description of any material conflicts

The Fund’s portfolio manager manages other accounts with investment strategies similar to the Fund. Certain conflicts of interest may arise in connection with the management of multiple portfolios. Fees vary among these accounts and the portfolio manager may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Fund. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle’s Code of Ethics, there are certain procedures in place to avoid conflicts of interest when the portfolio manager and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for, clients.

Eagle currently holds a 51% ownership interest in EB Management I, LLC (“EB Management”), which acts as the general partner to a limited partnership formed for investment purposes, Eagle Aggressive Growth Partners Fund I L.P. (the “Eagle Limited Partnership”). Bert Boksen, the portfolio manager of the Fund, is a 49% owner of EB Management and the portfolio manager for the Eagle Limited Partnership. Eagle also provides administrative and investment research services for EB Management. Officers and employees of Eagle, as well as its parent, Raymond James Financial, Inc. and it’s subsidiaries, may have investment interests in the Eagle Limited Partnership.

Although Eagle does not invest assets of clients’ accounts in the Eagle Limited Partnership, on occasion, orders for the securities transactions of the Eagle Limited Partnership may be aggregated with orders for Eagle’s client accounts. In such instances, Eagle will ensure that the allocation of securities among Eagle’s clients and the Eagle Limited Partnership is equitable; price averaging may be used for trades executed in a series of transactions on the same day.

Compensation for the fiscal year completed October 31, 2006

Eagle pays all of its portfolio managers, analysts, and traders base salaries that are competitive with others in their fields, based on industry surveys. Overall compensation applies with respect to all accounts managed. The benchmark used for evaluating manager performance in respect of the Fund is the Russell 2000 Index and the peer groups used for evaluating manager performance in respect of the Fund include Callan Associates Inc. and Mercer Investment Consulting. Account performance is evaluated annually on a pre-tax basis and is account weighted.

Portfolio managers also participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term and additional deferred compensation plans are provided to key investment professionals, including Bert Boksen and other portfolio managers. Analysts and traders receive incentive bonus compensation up to three times their base salaries, primarily based upon experience and their contribution to investment results. All portfolio managers participate in a non-qualified stock option program that vests at the end of the seventh year following their respective dates of employment. All employees receive benefits from Eagle’s parent company, including a 401(k) plan, profit sharing and Employee Stock Purchase Plan.

Ownership of Securities of the Portfolio as of October 31, 2006

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Bert L. Boksen	X

In Appendix D, the proxy voting policy of Eagle as presented below, is included.

EAGLE ASSET MANAGEMENT, INC.

PROXY VOTING POLICY AND GUIDELINES

The exercise of proxy voting rights is an important element in the successful management of clients’ investments. Eagle Asset Management recognizes its fiduciary responsibility to vote proxies solely in the best interests of both its ERISA and non-ERISA clients. We have therefore adopted the following proxy voting guidelines as a part of our overall goal of maximizing the growth of our clients’ assets.

Eagle generally votes proxies in furtherance of the long-term economic value of the underlying securities. We consider each proxy proposal on its own merits, and we make an independent determination of the advisability of supporting or opposing management’s position. We believe that the recommendations of management should be given substantial weight, but we will not support management proposals which we believe are detrimental to the underlying value of our clients’ positions.

We usually oppose proposals which dilute the economic interest of shareholders, and we also oppose those that reduce shareholders’ voting rights or otherwise limit their authority. With respect to takeover offers, Eagle calculates a “going concern” value for every holding. If the offer approaches or exceeds our value estimate, we will generally vote for the merger, acquisition or leveraged buy-out.

The following guidelines deal with a number of specific issues, particularly in the area of corporate governance. While they are not exhaustive, they do provide a good indication of Eagle’s general approach to a wide range of issues. A list of Eagle’s detailed voting guidelines is attached as APPENDIX A and incorporates routine and non-routine proxy issues. On occasion we may vote a proxy otherwise than suggested by the guidelines, but departures from the guidelines will be rare, and we will explain the basis for such votes in our reports to clients.

If you have any questions about these guidelines, or about how we voted, or may vote, on a particular issue, please contact our Compliance Department at 1-800-237-3101.

I. DIRECTORS AND AUDITORS

Eagle generally supports the management slate of directors, although we may withhold our votes if the board has adopted excessive anti-takeover measures. (App. R1)

We favor inclusion of the selection of auditors on the proxy as a matter for shareholder ratification. As a general rule, in the absence of any apparent conflict of interest, we will support management’s selection of auditors. (App. R8)

II. CORPORATE GOVERNANCE

In the area of corporate governance, Eagle will generally support proxy measures which we believe tend to increase shareholder rights.

a. Confidential Voting. We generally support proposals to adopt confidential voting and independent vote tabulation practices, which we believe lessen potential management pressure on shareholders and thus allow shareholders to focus on the merits of proxy proposals. (App S31)

b. Greenmail. Unless they are part of anti-takeover provisions, we usually support anti-greenmail proposals because greenmail tends to discriminate against shareholders other than the green mailer and may result in a decreased stock price. (App S23)

c. Indemnification of Directors. We usually vote in favor of charter or by-law amendments which expand the indemnification of directors or limit their liability for breaches of care, because we believe such measures are important in attracting competent directors and officers. (App R4)

d. Cumulative Voting Rights. We usually support cumulative voting as an effective method of guaranteeing minority representation on a board. (App N17, S24)

e. Opt Out of Delaware. We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger or acquisition. (App S15, S46)

f. Increases in Common Stock. We will generally support an increase in common stock of up to three times the number of shares outstanding and scheduled to be issued, including stock options, provided the increase is not intended to implement a poison pill defense. (App R18)

Eagle generally votes against the following anti-takeover proposals, as we believe they diminish shareholder rights.

a. Fair Price Amendments. We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement. (App N3)

b. Classified Boards. We generally oppose classified boards because they limit shareholder control.(App N4)

c. Blank Check Preferred Stock. We generally oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-takeover policies without shareholder approval. (App N2)

d. Supermajority Provisions. We usually oppose supermajority-voting requirements because they often detract from the majority’s rights to enforce its will. (App N5, S32)

e. Golden Parachutes. We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements. (App S18)

f. Poison Pills. We believe poison pill defenses tend to depress the value of shares. Therefore, we will vote for proposals requiring (1) shareholder ratification of poison pills, (2) sunset provision for existing poison pills, and (3) shareholder vote on redemption of poison pills. (App N1)

g. Reincorporation. We oppose reincorporation in another state in order to take advantage of a stronger anti-takeover statute. (App S15)

h. Shareholder Rights. We oppose proposals which would eliminate, or limit, the rights of shareholders to call special meetings and to act by written consent because they detract from basic shareholder authority. (App S26-S30)

Eagle generally votes on other corporate governance issues as follows:

a. Other Business. Absent any compelling grounds, we usually authorize management to vote in its discretion. (App R22)

b. Differential Voting Rights. We usually vote against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares. (App N27)

c. Directors-share Ownership. While we view some share ownership by directors as having a positive effect, we will usually vote against proposals requiring directors to own a specific number of shares. (App S5)

d. Independent Directors. While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board. (App S11)

e. Preemptive Rights. We generally vote against preemptive rights proposals, as they may tend to limit share ownership, and they limit management’s flexibility to raise capital. (App N21, S25)

f. Employee Stock Ownership Plans (ESOPs). We evaluate ESOPs on a case-by-case basis. We usually vote for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock. For leveraged ESOPs, we examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders. We may also examine where the ESOP shares are purchased and the dilutive effect of the purchase. We vote against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device. (App R21)

III. COMPENSATION AND STOCK OPTION PLANS

We review compensation plan proposals on a case-by-case basis. We believe that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so we generally tend to vote with management on these issues. However, if the proposals appear excessive, or bear no rational relation to company performance, we may vote in opposition.

With respect to compensation plans which utilize stock options or stock incentives, our analyses generally have lead us to vote with management. However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company’s stock for the award of options, we may oppose them because of concerns regarding the dilution of shareholder value. Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans andshare option arrangements. (App N7)

IV. SOCIAL ISSUES

Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares. Consistent with that duty, we have found that management generally analyzes such issues on the same basis, and so we generally support management’s recommendations on social issue proposals. (App S40— S65)

Examples of proposals in this category include:

1. Anti - Abortion.

2. Affirmative Action.

3. Animal Rights.

a. Animal Testing.

b. Animal Experimentation.

c. Factory Farming.

4. Chemical Releases.

5. El Salvador.

6. Environmental Issues.

a. CERES Principles.

b. Environmental Protection.

7. Equal Opportunity.

8. Discrimination.

9. Government Service.

10. Infant Formula.

11. Israel.

12. Military Contracts.

13. Northern Ireland.

a. MacBride Principles.

14. Nuclear Power.

a. Nuclear Waste.

b. Nuclear Energy Business.

15. Planned Parenthood Funding.

16. Political Contributions.

17. South Africa.

a. Sullivan Principles.

18. Space Weapons.

19. Tobacco-Related Products.

20. World Debt.

VII. CONFLICTS OF INTEREST

Investment advisers who vote client proxies may, from time to time, be faced with situations which present the adviser with a potential conflict of interest. For example, a conflict of interest could exist where Eagle, or an affiliate, provides investment advisory services, or brokerage or underwriting services, to a company whose management is soliciting proxies, and a vote against management could harm Eagle’s, or the affiliate’s, business relationship with that company. Potential conflicts of interest may also arise where Eagle has business or personal relationships with other proponents of proxy proposals, participants in proxy contests, or corporate directors or candidates for directorships.

Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle’s proxy votes are cast as prescribed by our guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle’s Guidelines, Eagle’s Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle’s overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy voting rights are exercised.

VIII. RECORD KEEPING

The following documents related to Proxy Voting are kept by Eagle Compliance in accordance with Rule 204-2 of the Investment Advisers Act.

•	Copy of each proxy statement received.

•	Record of each vote cast.

•	Copy of any documents created by Eagle that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision.

•	Copy of each written client request for information on how Eagle voted proxies on behalf of the client.

•	Copy of all written responses by Eagle to client who requested (written or oral) information on how the Eagle voted proxies on behalf of the client.

ATTACHED IS APPENDIX A WHICH DETAILS EAGLE’S PROXY VOTING GUIDELINES FOR ROUTINE, NON-ROUTINE AND NON-ROUTINE SHAREHOLDER PROPOSALS.

APPENDIX A

List of Affiliates

Eagle is affiliated with the following broker/dealers and investment advisors:

1) Raymond James & Associates, Inc.

2) Raymond James Financial Services, Inc.

3) Heritage Asset Management, Inc. a corporation, acts as investment advisor to the Heritage Family of Mutual Funds sponsored by Raymond James & Associates, Inc. including Heritage Cash Trust, consisting of a money market fund and a municipal money market fund; Heritage Capital Appreciation Trust, an equity fund; Heritage Income-Growth Trust, an income-growth fund; Heritage Income Trust, consisting of a high yield bond fund and an intermediate government fund and Heritage Series Trust, consisting of: Small Cap Stock Fund, MidCap Growth Fund, Growth Equity Fund, Value Equity Fund, Aggressive Growth Fund, Technology Fund and International Equity Portfolio. These funds are registered investment companies under the Investment Company Act of 1940. Shares of these funds are sold in all states by Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and various outside broker/dealers.

4) Awad Asset Management, Inc. a subsidiary of Raymond James Financial, Inc.

5) Planning Corporation of America (PCA), a general insurance agency which represents numerous insurance companies.

Through the holding company, Eagle is also affiliated with the following entities:

a) RJ Leasing, Inc. — engaged in the leasing business, and acts as General Partner in various leasing programs.

b) RJ Health Properties, Inc. — engaged in purchase, sales and leasing of nursing homes and acts as General Partner in various partnerships.

c) RJ Properties, Inc. — engaged in the real estate business as a general or co-general partner for limited partnerships sold through the various affiliates of Raymond James Financial, Inc.

d) RJ Equities, Inc. — acts as General Partner in various partnerships.

e) Raymond James Bank, FSB.

f) Raymond James Trust Services Group: RJ Trust Company, Sound Trust Company.

g) Raymond James Financial International Limited, a broker-dealer based in London.

h) Raymond James Global Securities, a broker-dealer based in the British Virgin Islands.